Note 5 - Business Segments, Sales of Products and Significant Customers	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Business Segments, Sales of Products and Significant Customers

Note 3. Business Segments and Sales of Products

We discover, acquire and develop mines and other mineral interests and produce and market (i) concentrates containing silver, gold, lead, zinc and copper, and (ii) doré containing silver and gold. We are currently organized and managed in three segments: Greens Creek, Lucky Friday, and Keno Hill.

We regularly review our segment reporting for alignment with our strategic goals and operational structure as well as for evaluation of business performance and the allocation of resources by our President and Chief Executive Officer, who has been identified as our Chief Operating Decision Maker ("CODM"). The CODM evaluates the performance for all of our reportable segments based on segment gross profit or loss. For all segments, the CODM uses segment gross profit or loss to assess segment performance and allocate resources for each segment predominantly in the annual budget and forecasting process. The CODM considers budget to actual variances on a monthly basis when making decisions about allocating capital and personnel to the segments. Significant segment expenses that are components of total cost of goods sold and drive the financial performance of our reportable segments are (i) salaries, wages and other benefits, (ii) contractors, (iii) materials and consumables (iv) change in product inventory and (v) other direct production costs. In further evaluating the operational performance of each segment, the CODM also considers the amount of metals production versus budget, and the grade of the metal processed.

General corporate activities not associated with operating mines and their various exploration activities, as well as idle properties and environmental remediation services in the Yukon, Canada, are presented as “other.” The nature of the items that reconcile gross profit to income before income and mining taxes are not related to our reportable segments.

The tables below present information about our reportable segments for the three months ended March 31, 2026 and 2025 (in thousands):

Three months ended March 31, 2026	Greens Creek	Lucky Friday	Keno Hill	Total Reportable Segments	Other	Total

Metal sales	$250,999	$109,356	$46,426	$406,781	$—	$406,781
Environmental remediation services	—	—	—	—	4,652	4,652
Intersegment sales	—	—	1,639	1,639	—	1,639
Reconciliation of sales	250,999	109,356	48,065	408,420	4,652	413,072
Elimination of intersegment sales	—	—	(1,639)	(1,639)	—	(1,639)
Total consolidated sales						411,433
Salaries, wages and other benefits	20,582	20,523	8,897	50,002	178	50,180
Contractors	2,705	3,956	2,251	8,912	4,640	13,552
Materials and consumables	27,595	10,445	7,273	45,313	94	45,407
Product inventory change	5,383	(293)	(3,218)	1,872	—	1,872
Other direct production costs	10,110	542	2,720	13,372	27	13,399
Depreciation, depletion and amortization	15,983	13,609	4,176	33,768	—	33,768
Gross profit (loss)	$168,641	$60,574	$24,327	$253,542	$(287)	$253,255
Other operating expenses (a)						30,148
Income from operations						223,107
Other Expense:
Interest expense						(5,656)
Fair value adjustments, net						(5,945)
Foreign exchange gain, net						498
Other income						3,549
Income before income and mining taxes						$215,553

Capital additions	$6,113	$17,018	$15,025	$38,156	$1,109	$39,265

(a) Other operating expense items include general and administrative, exploration and pre-development, care and maintenance, provision for closed operations and environmental matters, and other operating (income) expense, net.

Three months ended March 31, 2025	Greens Creek	Lucky Friday	Keno Hill	Total Reportable Segments	Other	Total

Metal sales	$118,143	$63,194	$16,909	$198,246	$—	$198,246
Environmental remediation services	—	—	—	—	7,088	7,088
Intersegment sales	—	—	986	986	—	986
Reconciliation of sales	118,143	63,194	17,895	199,232	7,088	206,320
Elimination of intersegment sales	—	—	(986)	(986)	—	(986)
Total consolidated sales						205,334
Salaries, wages and employee benefits	18,253	14,776	6,472	39,501	58	39,559
Contractors	905	3,863	3,551	8,319	6,931	15,250
Materials and consumables	25,665	11,423	5,994	43,082	106	43,188
Product inventory change	901	1,182	(7,962)	(5,879)	—	(5,879)
Other direct production costs	10,325	(620)	5,014	14,719	—	14,719
Depreciation, depletion and amortization	13,589	13,425	2,802	29,816	—	29,816
Gross profit	$48,505	$19,145	$1,038	$68,688	$(7)	$68,681
Other operating expenses (a)						21,276
Income from operations						47,405

Other Expense:
Interest expense						(11,392)
Fair value adjustments, net						3,388
Foreign exchange loss, net						(367)
Other income						942
Income before income and mining taxes						$39,976

Capital additions	$10,759	$15,446	$10,436	$36,641	$1,197	$37,838

(a) Other operating expense items include general and administrative, exploration and pre-development, care and maintenance, provision for closed operations and environmental matters, and other operating (income) expense, net.

Other sales for the three months ended March 31, 2026 and 2025 is solely comprised of revenue from our environmental remediation services subsidiary in the Yukon. During the three months ended March 31, 2026, Keno Hill sold $1.7 million (2025: $1.0 million) of precious metals concentrate to Greens Creek which is eliminated upon consolidation.

Sales by metal for the three months ended March 31, 2026 and 2025 were as follows (in thousands):

	Three Months Ended March 31,
	2026	2025
Silver	$295,633	$117,977
Gold	56,977	31,359
Lead	22,297	22,106
Zinc	36,873	33,125
Copper	412	391
Less: Smelter and refining charges	(5,411)	(6,712)
Total metal sales	406,781	198,246
Environmental remediation services	4,652	7,088
Total sales	$411,433	$205,334

Sales of metals for the three months ended March 31, 2026 include net losses of $10.2 million (2025: $5.1 million net loss) on derivative contracts for silver, lead and zinc on such contracts. See Note 9 for more information.

The following table presents total assets by reportable segment as of March 31, 2026 and December 31, 2025 (in thousands):

	March 31, 2026	December 31, 2025
Total assets:
Greens Creek	$707,216	$640,011
Lucky Friday	681,365	688,997
Keno Hill	492,688	505,205
Other	1,495,024	974,703
Total assets of reportable segments	3,376,293	2,808,916
Assets of discontinued operations	—	751,729
Total assets	3,376,293	3,560,645

Note 5: Business Segments, Sales of Products and Significant Customers

We discover, acquire and develop mines and other mineral interests and produce and market (i) concentrates containing silver, gold, lead, zinc and copper (ii) carbon material containing silver and gold, and (iii) doré containing silver and gold. We are currently organized and managed in three segments: Greens Creek, Lucky Friday and Keno Hill.

The Company regularly reviews its segment reporting for alignment with its strategic goals and operational structure as well as for evaluation of business performance and the allocation of resources by Hecla's President and Chief Executive Officer, who has been identified as our Chief Operating Decision Maker. The CODM evaluates the performance for all of our reportable segments based on segment gross profit or loss. For all segments, the CODM uses segment gross profit or loss to assess segment performance and allocate resources for each segment predominantly in the annual budget and forecasting process. The CODM considers budget to actual variances on a monthly basis when making decisions about allocating capital and personnel to the segments. Significant segment expenses that drive the financial performance of our reportable segments are (i) salaries, wages and other benefits, (ii) contractors, (iii) materials and consumables (iv) change in product inventory and (v) other direct production costs. In further evaluating the operational performance of each segment, the CODM also considers the amount of metals production versus budget, and the grade of the metal processed. Intersegment sales are transacted on the same basis as sales to third parties.

General corporate activities not associated with operating mines and their various exploration activities, as well as idle properties and environmental remediation services in the Yukon, Canada, are presented as “other.” The nature of the items that reconcile gross profit (loss) to income (loss) before income and mining taxes are not related to our reportable segments.

The tables below present information about our reportable segments as of and for the years ended December 31, 2025, 2024 and 2023 (in thousands).

Year ended December 31, 2025	Greens Creek	Lucky Friday	Keno Hill	Total Reportable Segments	Other	Total

Metal sales	$612,827	$306,640	$145,317	$1,064,784	$—	$1,064,784
Environmental remediation services	—	—	—	—	39,118	39,118
Intersegment sales	—	—	6,123	$6,123	—	6,123
Reconciliation of sales	612,827	306,640	151,440	1,070,907	39,118	1,110,025
Elimination of intersegment sales			(6,123)	(6,123)		(6,123)
Total consolidated sales						1,103,902
Salaries, wages and other benefits	75,888	63,134	28,459	167,481	598	168,079
Contractors	7,425	15,628	14,746	37,799	37,295	75,094
Materials and consumables	106,959	44,817	27,300	179,076	679	179,755
Product inventory change	1,258	346	(1,452)	152	—	152
Other direct production costs	42,691	(1,290)	2,830	44,231	2	44,233
Depreciation, depletion and amortization	55,960	51,055	19,769	126,784	—	126,784
Gross profit	$322,646	$132,950	$53,665	$509,261	$544	$509,805
Other operating expenses (a)						113,396
Income from operations						396,409

Other Expense:
Interest expense						(40,991)
Fair value adjustments, net						8,332
Foreign exchange gain, net						(6,019)
Other income						(930)
Income before income and mining taxes						$356,801

Capital additions	$54,617	$72,933	$58,192	$185,742	$5,133	$190,875
Identifiable assets	640,011	688,997	505,205	1,834,213	974,703	2,808,916

(a) Other operating expense items include general and administrative, exploration and pre-development, care and maintenance costs, provision for closed operations and environmental matters, write-down of property, plant and equipment and other operating (income) expense, net.

Year ended December 31, 2024	Greens Creek	Lucky Friday	Keno Hill	Total Reportable Segments	Other	Total

Metal sales	$421,574	$203,154	$74,962	$699,690	$—	$699,690
Environmental remediation services	—	—	—	$—	20,556	20,556
Intersegment sales	—	—	3,834	$3,834	—	3,834
Reconciliation of sales	421,574	203,154	78,796	703,524	20,556	724,080
Elimination of intersegment sales	—	—	(3,834)	(3,834)	—	(3,834)
Total consolidated sales						720,246
Salaries, wages and other benefits	69,990	52,879	29,658	$152,527	206	152,733
Contractors	6,135	14,154	22,960	$43,249	19,696	62,945
Materials and consumables	93,223	39,957	28,648	$161,828	625	162,453
Product inventory change	5,858	(2,628)	(8,902)	$(5,672)	—	(5,672)
Other direct production costs	39,471	657	8,972	$49,100	—	49,100
Depreciation, depletion and amortization (a)	53,450	41,673	20,380	$115,503	—	115,503
Gross profit/(loss)(a)	$153,447	$56,462	$(26,754)	$183,155	$29	$183,184
Other operating expenses (b)						59,422
Income from operations						123,762

Other Expense:
Interest expense						(49,331)
Fair value adjustments, net						3,541
Foreign exchange gain, net						8,063
Other income						4,169
Income before income and mining taxes						$90,204

Capital additions	$47,795	$49,592	$54,869	$152,256	$1,532	$153,788
Identifiable assets	564,334	587,945	413,982	1,566,261	737,523	2,303,784

(a) Previously reported transfers to ramp-up and suspension costs which were included as part of other operating expenses of $2,207 for Lucky Friday and $26,754 for Keno Hill have been included in the significant segment expenses and depreciation, depletion and amortization above, and the resultant calculation of gross profit/(loss).

(b) Other operating expense items include general and administrative, exploration and pre-development, care and maintenance costs, provision for closed operations and environmental matters, write-down of property, plant and equipment and other operating (income) expense, net.

Lucky Friday's income from operations for 2024 includes $50.0 million of business interruption and property damage insurance proceeds received during the respective periods related to the fire which suspended Lucky Friday's operations from August 2023 through January 8, 2024. The insurance proceeds received are recorded as part of "Other operating (income) expense, net" in our Consolidated Statements of Operations and Comprehensive Income (Loss).

During 2024, the Company wrote down $14.6 million of property, plant and mine development which had no salvage value. Of this amount, $13.9 million is included in Lucky Friday's income from operations and is related to the remote vein miner machine for which (i) we no longer had a use following the success of the Underhand Closed Bench mining method, (ii) we had been unsuccessful in locating a buyer, and (iii) the vendor advised us during the period that it would discontinue support for the program. The write down is recorded as part of "Write down of Property, Plant and Mine Development" in our Consolidated Statements of Operations and Comprehensive Income (Loss).

Year ended December 31, 2023	Greens Creek	Lucky Friday	Keno Hill	Total Reportable Segments	Other	Total

Metal sales	$384,504	$116,284	$35,518	$536,306	$960	$537,266
Environmental remediation services	—	—	—	—	5,283	5,283
Intersegment sales	—	—	—	—	—	—
Reconciliation of sales	384,504	116,284	35,518	536,306	6,243	542,549
Elimination of intersegment sales						—
Total consolidated sales						542,549
Salaries, wages and employee benefits	68,183	43,142	21,569	$132,894	3,029	135,923
Contractors	5,917	8,681	10,472	$25,070	1,125	26,195
Materials and consumables	89,850	27,030	18,018	$134,898	1,606	136,504
Product inventory change	4,266	8,014	(1,163)	$11,117	269	11,386
Other direct production costs	37,684	(6,519)	10,187	$41,352	171	41,523
Depreciation, depletion and amortization (a)	53,995	29,384	6,228	$89,607	140	89,747
Gross profit (loss) (a)	$124,609	$6,552	$(29,793)	$101,368	$(97)	$101,271
Other operating expenses (b)						89,262
Income from operations						12,009

Other Expense:
Interest expense						(43,065)
Fair value adjustments, net						1,735
Foreign exchange loss, net						(4,145)
Other income						5,465
Loss before income and mining taxes						$(28,001)

Capital additions	$43,542	$65,337	$44,672	$153,551	$280	$153,831
Identifiable assets	569,369	578,110	362,986	1,510,465	820,841	2,331,306

(a) Previously reported transfers to ramp-up and suspension costs which were reported as part of other operating expenses of $25,548 for Lucky Friday and $29,793 for Keno Hill have been included in the significant segment expenses and depreciation, depletion and amortization above, and the resultant calculation of gross profit/(loss).

(b) Other operating expense items include general and administrative, exploration and pre-development, care and maintenance costs, provision for closed operations and environmental matters, write-down of property, plant and equipment and other operating (income) expense, net.

The following are our long-lived assets by geographic area as of December 31, 2025 and 2024 (in thousands):

	2025	2024
United States	$1,714,956	$1,684,890
Canada	408,025	373,915
Mexico	7,600	7,617
Total long-lived assets	$2,130,581	$2,066,422

Our products consist of metal concentrates, which we sell to custom smelters, metal traders and third-party processors, and unrefined bullion bars (doré), which may be sold as doré or further refined before sale to precious metal traders. Revenue is recognized upon the completion of the performance obligations and transfer of control of the product to the customer.

For concentrate sales, which we currently have at Greens Creek, Lucky Friday, and Keno Hill, the performance obligation is met, the transaction price can be reasonably estimated, and revenue is recognized generally at the time of shipment. Concentrates sold at Lucky Friday typically leave the mine and are received by the customer within the same day. However, there is a period of time between shipment of concentrates from Greens Creek and Keno Hill and their physical receipt by the customer, and judgment is required in determining when control has been transferred to the customer and the performance obligation has been met for those shipments. We have determined control is met, title is transferred and the performance obligation is met upon shipment of concentrate parcels from Greens Creek and Keno Hill because, at that time, 1) legal title is transferred to the customer, 2) the customer has accepted the parcel and obtained the ability to realize all of the benefits from the product, 3) the concentrate content specifications are known, have been communicated to the customer, and the customer has the significant risks and rewards of ownership of it, 4) it is very unlikely a concentrate parcel from Greens Creek will be rejected by a customer upon physical receipt, and 5) we have the right to payment for the parcel.

Judgment is also required in identifying our concentrate sales performance obligations. Most of our concentrate sales involve “frame contracts” with smelters that can cover multiple years and specify certain terms under which individual parcels of concentrates are sold. However, some terms are not specified in the frame contracts and/or can be renegotiated as part of annual amendments to the frame contract. We have determined parcel shipments represent individual performance obligations satisfied at the point in time when control of the shipment is transferred to the customer.

The amount of consideration we receive for our concentrate sales is variable and fluctuates due to changes in metals prices between the time of shipment and final settlement with the customer. However, we are able to reasonably estimate the transaction price for the concentrate sales at the time of shipment using forward prices for the month of settlement, and previously recorded sales and accounts receivable are adjusted to estimated settlement metals prices until final settlement with the customer. Also, it is unlikely a significant reversal of revenue for any one concentrate parcel will occur. As such, we use the expected value method to price the parcels until the final settlement date occurs, at which time the final transaction price is known. At December 31, 2025, metals contained in concentrate sales and exposed to future price changes totaled 3.5 million ounces of silver, 2,272 ounces of gold, 14,028 tons of zinc, and 8,322 tons of lead. However, as discussed in Note 11, we seek to mitigate the risk of price adjustments by using financially-settled forward contracts and commodity price collars for some of our sales.

Sales and accounts receivable for concentrate shipments are recorded net of charges for treatment, refining, smelting losses, and other charges negotiated by us with the customers, which represent components of the transaction price. Charges are estimated by us upon shipment of concentrates based on contractual terms, and actual charges typically do not vary materially from our estimates. Costs charged by customers include fixed treatment and refining costs per ton of concentrate and may include price escalators which allow the customers to participate in the increase of lead and zinc prices above a negotiated baseline. Costs for shipping concentrates to customers are recorded to costs applicable to sales as incurred.

Sales of metal concentrates and metal products are made principally to custom smelters, third-party processors and metal traders. The percentage of metal sales contributed by each segment is reflected in the following table:

	Year Ended December 31,
	2025	2024	2023
Greens Creek	57.6%	60.3%	71.6%
Lucky Friday	28.8%	29.0%	21.6%
Keno Hill	13.6%	10.7%	6.6%
Other	—	—	0.2%
	100%	100%	100%

Total sales for the years ended December 31, 2025, 2024 and 2023 were as follows (in thousands):

	Year Ended December 31,
	2025	2024	2023
Silver	$688,383	$413,312	$301,768
Gold	165,996	109,245	97,449
Lead	91,272	87,223	72,728
Zinc	131,954	130,767	116,230
Copper	3,194	416	—
Less: Smelter and refining charges	(16,015)	(41,273)	(50,909)
Total metal sales	1,064,784	699,690	537,266
Environmental remediation services	39,118	20,556	5,283
Total sales	$1,103,902	$720,246	$542,549

The following is metal sales information by geographic area based on the location of smelters and metal traders (for concentrate shipments) and the location of parent companies (for doré sales to metal traders) for the years ended December 31, 2025, 2024 and 2023 (in thousands):

	2025	2024	2023
United States	$60,679	$41,079	$36,307
Canada	327,947	247,744	197,414
Japan	56,233	44,561	52,744
Korea	611,284	181,372	127,590
China	29,804	183,644	103,534
Others	8,458	—	—
Total, excluding gains/losses on derivative contracts	$1,094,405	$698,400	$517,589

Metal sales by significant product type for the years ended December 31, 2025, 2024 and 2023 were as follows (in thousands):

	Year Ended December 31,
	2025	2024	2023
Metals from doré - Greens Creek	$47,948	$36,115	$37,976
Silver concentrate - Greens Creek, Lucky Friday, Keno Hill	870,489	493,584	356,941
Zinc concentrate - Greens Creek, Lucky Friday, Keno Hill	138,068	111,101	80,274
Precious metals concentrate - Greens Creek	37,900	57,600	42,398
Total, excluding gains/losses on forward contracts	$1,094,405	$698,400	$517,589

Metal sales for 2025, 2024 and 2023 included net losses of $29.6 million and net gains of $1.3 million and $19.7 million, respectively, on derivative contracts for silver, gold, lead and zinc contained in our sales. See Note 11 for more information.

Metal sales from continuing operations to significant metals customers as a percentage of total sales were as follows for the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025	2024	2023
Customer A - Greens Creek, Lucky Friday	31.9%	36.5%	15.7%
Customer B - Greens Creek, Keno Hill	30.4%	24.1%	20.6%
Customer C - Greens Creek, Keno Hill	12.5%	20.7%	12.6%

Our trade accounts receivable balance related to contracts with customers was $170.2 million, $31.5 million and $19.4 million at December 31, 2025, 2024 and 2023, respectively, and included no allowance for credit losses. Trade accounts receivable balances with significant metals customers as of December 31, 2025, 2024 and 2023 were as follows:

	2025	2024	2023
Customer A	48.7%	46.1%	22.2%
Customer B	41.3%	16.8%	3.3%
Customer C	5.2%	28.2%	—
Customer D	—	—	34.8%
Customer G	0.4%	7.2%	24.2%

We have determined our contracts do not include a significant financing component. For sales of metal from doré, payment is received at the time the performance obligation is satisfied. The amount of consideration for concentrate sales is variable, and we receive payment for a significant portion of the estimated value of concentrate parcels within a relatively short period of time after the performance obligation is satisfied.

Our environmental services remediation revenue is all generated by our ERDC subsidiary and all from one customer CIRNAC. Annually, ERDC and CIRNAC agree to detailed work plans ("DWP") covering the planned activities from April 1 to March 31, the Canadian government's fiscal year. All DWPs are a separate performance obligation, which are satisfied over time as the services are performed and CIRNAC approves the work performed. Payment terms are 30 days after receipt of an invoice by CIRNAC. CIRNAC has the ability to cancel the contract with or without cause by providing written notice to the Company. ERDC is owed for work performed as of the date of cancellation. As at December 31, 2025, 2024 and 2023, CIRNAC owed us $8.2 million, $8.8 million and $3.6 million, which is included as part of "Other Accounts Receivable" on our consolidated balance sheet.

We do not incur significant costs to obtain contracts, nor costs to fulfill contracts which are not addressed by other accounting standards. Therefore, we have not recognized an asset for such costs as of December 31, 2025 and 2024.